Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net result	€ 8,599	€ 5,592	€ 4,374
Items that will not be reclassified to the statement of profit or loss:
Unrealised revaluations property in own use	7	3	10
Remeasurement of the net defined benefit asset/liability	(4)	(16)	(85)
Change in fair value of equity instruments at fair value through other comprehensive income	(364)	664	(30)
Changes in fair value related to changes in own credit risk for financial liabilities designated at fair value through profit or loss	(34)	(46)	(39)
Items that may subsequently be reclassified to the statement of profit or loss:
Change in fair value of debt instruments at fair value through other comprehensive income	457	(258)	67
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	(21)	63	9
Changes in cash flow hedge reserve	763	383	1,138
Exchange rate differences	(774)	563	(85)
Other comprehensive income	30	1,357	985
Total comprehensive income	8,628	6,948	5,360
Total comprehensive income attributable to:
Non-controlling interests	456	303	444
Shareholders of the parent	€ 8,173	€ 6,645	€ 4,916